RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Nov. 30, 2012	Feb. 29, 2012
RELATED PARTY TRANSACTIONS [Text Block]

NOTE 4 – RELATED PARTY TRANSACTIONS

Related party balances

The following amounts due to related parties are included in trade payables and accrued liabilities:

	November 30,	February 29,
	2012	2012
Companies controlled by Directors of the Company (i)	$46,954	$19,683
Companies controlled by Directors of the Company (ii)	-	15,812
	$46,954	$35,495

(i)	This amount is unsecured, non-interest bearing and have no fixed terms of repayment.

(ii)	The amount is unsecured, bears a monthly interest rate of 1.5% and had no fixed terms of repayment.

The following amounts due from related parties are included in receivables and prepaid expenses:

	November 30,	February 29,
	2012	2012
Companies controlled by Directors of the Company (i)	$24,776	$-

(i)	These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

The Company incurred the following transactions with directors, officers and companies that are controlled by directors and officers of the Company:

	Nine month period ended
	November 30,	November 30,
	2012	2011
Administration	$18,460	$-
Consulting	431,227	-
Management fees	277,620	130,526
Mineral property option payments and exploration costs	298,043	143,000
	$1,025,350	$273,526

NOTE 5 – RELATED PARTY TRANSACTIONS

Related party balances

The following amounts due to related parties are included in trade payables and accrued liabilities:

	February 29,	February 28,
	2012	2011
Directors of the Company (i)	$19,683	$66,431
Director of the Company (ii)	15,812	13,398
	$35,495	$79,829

(i)	These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

(ii)	The amount is unsecured, bears a monthly interest rate of 1.5% and has no fixed terms of repayment.

Related party transactions

The Company incurred the following transactions with directors, officers and companies that are controlled by directors and officers of the Company.

	Year ended
	February 29,	February 28,
	2012	2011
Administration fees	$17,849	$-
Consulting	112,484	-
Management fees	240,121	150,111
Mining exploration costs	162,985	114,096
Rent	-	7,024
	$533,509	$271,231